BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 3) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	[1]	$ 11,217,308	$ 7,958,450
Financing with correspondent banks [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 10,140,356	$ 7,341,713
Financing with correspondent banks [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		5.66%	5.66%
Financing with correspondent banks [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		2.81%	1.48%
Corporacion Andina de Fomento CAF [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 529,464	$ 311,730
Corporacion Andina de Fomento CAF [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		5.01%	3.84%
Corporacion Andina de Fomento CAF [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		2.93%	1.85%
Banco Latinoamericano de Comercio Exterior Bladex [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 473,549	$ 269,946
Banco Latinoamericano de Comercio Exterior Bladex [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		4.89%	4.10%
Banco Latinoamericano de Comercio Exterior Bladex [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		3.15%	1.90%
Banco Interamericano de Desarrollo BID [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 73,939	$ 35,061
Banco Interamericano de Desarrollo BID [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		5.64%	3.96%
Banco Interamericano de Desarrollo BID [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		4.32%	3.96%

[1]	The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 259.4 million as of December 31, 2018 and USD 243.2 million as of December 31, 2017, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. The Bank will reclassify the liability to equity if the put expires unexercised.